Financial Instruments - Schedule of Reconciliation of Changes in Fair Value Measurement of Financial Liabilities (Details) - CAD ($)	12 Months Ended		13 Months Ended
	Mar. 31, 2018	Dec. 27, 2017	Mar. 31, 2017
Disclosure Of Reconciliation Of Changes In Fair Value Measurement Liabilities [Line Items]
Opening balance, financial liabilities	$ 36,419,878
Loss of control of subsidiary	8,783,613
Closing balance, financial liabilities	12,063,184		$ 36,419,878
Level 3 of Fair Value Hierarchy | Financial Liabilities
Disclosure Of Reconciliation Of Changes In Fair Value Measurement Liabilities [Line Items]
Opening balance, financial liabilities	$ 202,610	$ 202,610	151,343
Change in fair value (gain) loss		(189,001)	51,267
Loss of control of subsidiary		$ (13,609)
Closing balance, financial liabilities			$ 202,610